Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Basic [Line Items]
Net earnings (loss)	$ 175,237	$ (139,039)	$ 199,391
Earnings (loss) attributable to common shareholders	110,761	(194,736)	144,547
Share-based compensation	0	0	0
Earnings (loss) attributable to common shareholders, diluted	$ 110,761	$ (194,736)	$ 144,547
Earnings (loss) attributable to common shareholders, shares	117,524,000	102,869,000	99,217,000
Share-based compensation, shares	81,400	0	61,000
Earnings (loss) attributable to common shareholders	117,605,400	102,869,000	99,278,000
Earnings (loss) attributable to common shareholders, per share amount	$ 0.94	$ (1.89)	$ 1.46
Earnings (loss) attributable to common shareholders, per share diluted amount	$ 0.94	$ (1.89)	$ 1.46
Series C Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		$ (14,420)	$ (33,537)
Series C preferred share repurchases			(100)
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (9,925)	(9,900)	(10,086)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(11,100)	(11,077)	$ (11,121)
Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(9,730)	(6,055)
Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(15,990)	(7,404)
Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (17,731)	$ (6,841)